SHARE CAPITAL (Details Narrative) - USD ($)											12 Months Ended
	Oct. 25, 2023	Jun. 28, 2023	Jun. 26, 2023	Jun. 16, 2023	Jun. 02, 2023	May 23, 2023	May 22, 2023	Oct. 21, 2022	Oct. 03, 2022	Oct. 03, 2022	Dec. 31, 2023		Dec. 31, 2022		Feb. 13, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued											11,707,317		7,890,628
Common stock, shares outstanding											11,707,317		7,890,628
Exercise price															$ 0.0001
Warrants exercise price								$ 0.0001
Fair value of warrants			$ 68,000		$ 58,000	$ 72,000	$ 46,000		$ 138,000		$ 1,230
Warrants outstanding															240,000
Aggregate intrinsic value of outstanding options											277,000		$ 185,000
Aggregate intrinsic value of exercisable options											$ 102,000		$ 185,000
Weighted average grant date fair value of options granted											$ 1.40		$ 4.5
Unrecognized compensation costs, net of expected forfeitures											$ 1,918,000
Unrecognized compensation weighted average period											2 years 4 months 24 days
Series B Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expiry date	Oct. 25, 2027
Options exercise price per share	$ 2.20
H.C. Wainwright & Co. LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price									$ 6.11	$ 6.11
Prefunded warrants exercisable									51,125	51,125
Professional Fees										$ 565,000
Deferred offering costs									$ 111,000	$ 111,000
Warrants outstanding term									5 years	5 years
Series A Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares of common stock								1,022,495
Share price per share								$ 4.64
Series B Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares of common stock								1,022,495
Share price per share								$ 4.64
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares of common stock											3,816,689	[1]	782,495	[2]
Common Stock [Member] | Mr. Harel Gadot [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted													260,000
Stock option vested term													3 years
Common Stock [Member] | Mr. Harel Gadot [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted-average exercise price per share, granted													$ 3.73
Common Stock [Member] | Mr. Harel Gadot [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted-average exercise price per share, granted													$ 6.48
Common Stock [Member] | Employees Consultants and Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted											631,308		270,822
Stock option vested term											3 years		3 years
Common Stock [Member] | Employees Consultants and Directors [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted-average exercise price per share, granted											$ 1.16		$ 3.73
Common Stock [Member] | Employees Consultants and Directors [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted-average exercise price per share, granted											$ 3.48		$ 6.48
Common Stock [Member] | Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted											80,000
Weighted-average exercise price per share, granted											$ 2.43
Stock option vested term													3 years
Common Stock [Member] | Series B Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cashless exercise of shares				385,246
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares of common stock					35,088
Share price per share					$ 2.6719
Deferred offering costs			281,000		$ 227,000	345,000	222,000
Private placement			$ 2,030,000		$ 1,500,000	$ 2,661,000	$ 1,442,000
Common Stock [Member] | Series D Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares of common stock		312,309				60,476	32,778
Share price per share		$ 3.19				$ 2.1999
Common Stock [Member] | Series C Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares of common stock					350,878
Share price per share					$ 2.075
Common Stock [Member] | Series A Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares of common stock											1,022,495
Share price per share											$ 4.64
Expiry date											Oct. 25, 2027
Common Stock [Member] | Series B Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares of common stock											1,022,495
Share price per share											$ 4.64
Expiry date											Oct. 25, 2024
Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares of common stock								782,495
Exercise price								$ 4.89
Purchase Agreement [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price								$ 4.8899
Prefunded warrants exercisable								240,000
Proceeds from warrants offerings								$ 5,000,000
Securities Purchase Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares of common stock			624,618		701,756	975,000
Prefunded warrants exercisable						234,500
Share price per share			$ 3.25		$ 2.1375	$ 2.20	$ 2.75				$ 0.0001
Securities Purchase Agreement [Member] | Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares of common stock							655,569
Share price per share							$ 2.20
Securities Purchase Agreement [Member] | Common Stock [Member] | H.C. Wainwright & Co. LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares of common stock			31,231
Share price per share			$ 4.0625
Securities Purchase Agreement [Member] | Common Stock [Member] | Wainwright [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price per share						$ 2.75

[1]	Net of issuance costs in the amount of $
[2]	Net of issuance costs in the amount of $